UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	March 31, 2023

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Intermediate-Term Municipals Fund for the twelve-month reporting period ended March 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

Effective March 31, 2023, John Mooney joined the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated March 31, 2023.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

Western Asset Intermediate-Term Municipals Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

Under normal circumstances, the Fund invests at least 80% of its assets in “municipal securities.” Municipal securities include debt obligations issued by any of the fifty states and certain other municipal issuers and their political sub-divisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. The interest on municipal securities is exempt from regular federal income tax but may be subject to the federal alternative minimum tax (“AMT”). These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that we believe will benefit from changes in market conditions.

Although the Fund may invest in securities of any maturity, the Fund normally maintains an average effective portfolio maturity of between three and ten years. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique — to the extent consistent with its 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and declined over the twelve-month reporting period ended March 31, 2023. The market’s weakness was driven by a

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	1

Fund overview (cont’d)

number of factors, including elevated and persistent inflation, aggressive Federal Reserve Board (the “Fed”) monetary policy tightening, the repercussions from the COVID-19 pandemic, the war in Ukraine, and recent turmoil in the banking industry.

Short-term U.S. Treasury yields moved sharply higher as the Fed began to raise interest rates in March 2022 (before the reporting period began) in attempt to rein in inflation. Over the next twelve months, the central bank hiked rates an additional eight times, bringing the federal funds rate to a range between 4.75% and 5.00% — the highest level since 2007. The yield for the two-year Treasury note began the reporting period at 2.28% (the low for the period) and ended the period at 4.06%. The high of 5.05% took place on March 8, 2023. The yield for the ten-year Treasury note began the reporting period at 2.32% (the low for the period) and ended the period at 3.48%. The peak of 4.25% occurred on October 24, 2022.

The municipal bond market generated a modest gain and outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned 0.26% and -4.78%, respectively. Both the taxable and tax-free markets were hampered by sharply higher interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period, including increasing its duration from an underweight to an overweight versus the Bloomberg Municipal Bond Index. From a sector perspective, we increased the Fund’s allocations to transportation and leasing bonds and reduced its exposure to cash. In terms of our quality biases, we increased the Fund’s allocation to securities rated A as we saw value in that rating cohort, while decreasing the Fund’s exposure to securities rated AAA.

Performance review

For the twelve months ended March 31, 2023, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 0.04%. The Fund’s unmanaged benchmark, the Bloomberg Municipal 1-15 Year Bond Indexiii, returned 1.61% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageiv returned -0.10% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Intermediate-Term Municipals Fund:
Class A	5.58%	0.04%
Class C	5.09%	-0.56%
Class I	5.67%	0.20%
Class IS	5.51%	0.09%
Bloomberg Municipal 1-15 Year Bond Index	5.95%	1.61%
Lipper Intermediate Municipal Debt Funds Category Average	5.62%	-0.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2023 for Class A, Class C, Class I and Class IS shares were 3.00%, 2.52%, 3.23% and 3.28%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.20%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.59%, 1.18%, 0.46% and 0.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	3

Fund overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its duration positioning. In particular, transitioning from underweight to overweight duration amid yield volatility was beneficial over the twelve-month reporting period. From a sector positioning perspective, security selection within pre-refunded and state general obligation bonds contributed to returns. Additionally, an overweight to pre-refunded securities and exposure to liquid cash instruments contributed to returns.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance was the Fund’s credit quality positioning, as overweights to securities rated BBB and high yield securities detracted as markets went risk-off over the twelve-month reporting period. An overweight to high beta revenue sectors was also a headwind for returns. Finally, all security selection within the power, special tax obligation, and transportation sectors detracted from performance.

Thank you for your investment in Western Asset Intermediate-Term Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

April 13, 2023

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options

4	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Bloomberg Municipal 1–15 Year Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 223 funds for the six-month period and among the 215 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and March 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical purposes example for comparison

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.58%	$1,000.00	$1,055.80	0.63%	$3.23	Class A	5.00%	$1,000.00	$1,021.79	0.63%	$3.18
Class C	5.09	1,000.00	1,050.90	1.21	6.19	Class C	5.00	1,000.00	1,018.90	1.21	6.09
Class I	5.67	1,000.00	1,056.70	0.47	2.41	Class I	5.00	1,000.00	1,022.59	0.47	2.37
Class IS	5.51	1,000.00	1,055.10	0.42	2.15	Class IS	5.00	1,000.00	1,022.84	0.42	2.12

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

8	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/23	0.04%	-0.56%	0.20%	0.09%
Five Years Ended 3/31/23	1.70	1.11	1.86	N/A
Ten Years Ended 3/31/23	1.70	1.11	1.85	N/A
Inception* through 3/31/23	—	—	—	1.95

With sales charges[2]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/23	-2.18%	-0.56%	0.20%	0.09%
Five Years Ended 3/31/23	1.22	1.11	1.86	N/A
Ten Years Ended 3/31/23	1.46	1.11	1.85	N/A
Inception* through 3/31/23	—	—	—	1.95

Cumulative total returns
Without sales charges[1]
Class A (3/31/13 through 3/31/23)	18.31%
Class C (3/31/13 through 3/31/23)	11.64
Class I (3/31/13 through 3/31/23)	20.15
Class IS (Inception date of 9/18/18 through 3/31/23)	9.16

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*	Inception dates for Class A, C, I and IS shares are November 28, 1988, December 19, 2001, September 28, 2007 and September 18, 2018, respectively.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of Western Asset Intermediate-Term Municipals Fund vs. Bloomberg 1-15 Year Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Category Average† — March 2013 - March 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Intermediate-Term Municipals Fund on March 31, 2013, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2023. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Category Average. The Bloomberg 1-15 Year Municipal Bond Index (the “Index”) is a market value weighted index of investment grade (Baa3/BBB or higher), fixed-rate municipal bonds with maturities of one to fifteen years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Intermediate Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Schedule of investments

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.3%
Alabama — 1.9%
Alabama Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$10,130,872
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	2,125,000	2,098,738	(a)(b)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,000,000	9,272,772
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,035,796
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,138,060	(a)(b)
Total Alabama				50,676,238
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,031,808
State Capital Project, Series B	4.000%	12/1/36	750,000	769,396
State Capital Project II, Series B	5.000%	12/1/37	750,000	819,121
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,135,885
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,061,121
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,772,812
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,358,569
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,923,123
Total Alaska				9,871,835
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	722,883
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	889,566
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,035,419
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,057,410
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,565,754

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	11

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,233,981
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,398,884
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	7,968,528	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,007,713	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,814,178	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	3,400,000	3,466,236	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,116,706
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,934,570	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,530,383	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,343,479	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,620,296
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,910,310
Total Arizona				60,616,296
California — 8.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,126,157
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,341,411
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,265,906
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,129,078	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,288,176	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,744,939	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,898,905	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.070%	4/1/24	3,000,000	3,012,362	(a)(b)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco Bay Area, Series C-1 (SIFMA Municipal Swap Index Yield + 0.900%)	4.870%	4/1/45	$30,000,000	$30,008,388	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,300,000	2,295,276	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,248,603	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,729,906	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,482,219
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,220,617
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,757,344	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,559,361	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	485,627	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,060,000	7,072,082	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,537,476	(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,831,459
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,180,000	8,179,850	(d)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,009,957
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	5,656,412
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,607,615
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,210,303

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	13

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	$3,390,000	$3,649,257	(c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,494,291	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,041,368	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,037,257	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,164,192	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,614,288	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,082,749	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,824,148	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,362,919	(c)
Subordinated, Los Angeles International Airport, Series F	5.000%	5/15/34	1,775,000	1,933,679	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,019,904
Series C	5.000%	7/1/37	3,000,000	3,250,870
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,675,000	1,831,679
Series B	6.125%	11/1/29	16,035,000	17,535,810
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,004,906	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	3,700,000	4,143,799
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,017,131	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,059,527
Series A, Refunding	5.000%	10/1/43	3,000,000	3,283,510

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	$6,645,000	$7,523,270
Series A, Refunding	5.000%	8/1/35	3,115,000	3,505,536
Series A, Refunding	5.000%	8/1/36	1,000,000	1,119,814
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,121,820
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,672,133
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,572,993	(c)
Series A	5.000%	1/1/34	1,000,000	1,087,192	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,106,958
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,122,842
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,562,241
Series 2018	5.000%	8/1/43	2,000,000	2,186,017
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	714,968
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,076,410
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,069,542
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	799,723
Total California				228,292,172
Colorado — 2.2%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,552
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,597,182
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,417,535

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	15

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	$2,000,000	$2,186,203
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	3,042,801	(a)(b)
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	15,000,000	16,963,911	(c)
Series A	5.500%	11/15/42	9,000,000	10,084,047	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,728,770	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	272,471
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	415,972
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	463,898
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	3,390,000	3,441,971
Series 2008	6.250%	11/15/28	8,000,000	8,698,435
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	764,514
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	496,475
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	441,072
Total Colorado				56,517,809
Connecticut — 1.2%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,218,488
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,078,830
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,217,626
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,429,594
Connecticut State, GO:
Series C	4.000%	6/1/35	1,525,000	1,620,139
Series C	4.000%	6/1/37	1,000,000	1,032,168
Series C	4.000%	6/1/38	1,250,000	1,279,428
Series E	5.000%	10/15/34	2,900,000	3,108,009

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	$1,750,000	$1,880,644
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,242,225
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,463,290
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,104,394
Total Connecticut				30,674,835
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,524,326
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	490,183
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	469,847
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,108,260
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,122,519
Total District of Columbia				10,190,809
Florida — 5.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,831,697	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,543,743	(c)
Series A	5.000%	10/1/27	1,750,000	1,876,855	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,979,663	(c)
Series 2022	5.000%	9/1/33	1,800,000	2,045,991	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,844,985	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,444,465	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,477,480	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,539,343	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,245,339	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,387,946	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,873,363	(c)
Series B	5.000%	9/1/31	10,155,000	11,303,079	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,199,854
Series A, Refunding	5.000%	7/1/28	5,500,000	5,749,114
Series A, Refunding	5.000%	7/1/30	5,000,000	5,215,394

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	17

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	$1,250,000	$1,340,066
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,066,050
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,379,129
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,920,009	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,062,618
Series A, Refunding	5.000%	10/1/27	3,000,000	3,094,010
Series A, Refunding	5.000%	10/1/28	1,000,000	1,031,659
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,111,940	(c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,938,545	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,563,336
Series A, Refunding	4.000%	10/1/37	2,075,000	2,114,194
Series A, Refunding	4.000%	10/1/39	5,175,000	5,236,530
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,084,554
Series B, Refunding	5.000%	7/1/25	3,730,000	3,811,660
Series B, Refunding	5.000%	7/1/26	1,700,000	1,738,889
Series B, Refunding	5.000%	7/1/27	2,350,000	2,404,337
Series B, Refunding	5.000%	7/1/28	1,000,000	1,023,245
Series B, Refunding	5.000%	7/1/30	2,500,000	2,557,805
Series B, Refunding	5.000%	7/1/31	2,750,000	2,812,909
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,079,100
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	668,281
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,057,611
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,781,464	(c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,464,321	(c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,245,353	(c)

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	$1,250,000	$1,374,110
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,913,759
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,087,768
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	3,877,665
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	437,941
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	664,566
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,273,371
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,412,745
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,017,921
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,075,193
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,296,264
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	954,914
Total Florida				134,532,143
Georgia — 0.7%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,492,747
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,512,975
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	829,139
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,794,531
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	540,804
Series A, AGM	4.000%	1/1/46	1,780,000	1,720,873
Series A, Refunding	5.000%	1/1/34	850,000	956,087

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	19

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Series A, Refunding	5.000%	1/1/35	$875,000	$977,422
Series A, Refunding	5.000%	1/1/36	1,075,000	1,186,534
Series A, Refunding	5.000%	1/1/37	1,000,000	1,087,498
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	2,750,000	2,867,383
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,047,692	(e)
Total Georgia				19,013,685
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,063,697
Series F, Refunding	4.000%	1/1/42	2,050,000	1,860,632
Total Guam				2,924,329
Illinois — 13.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,711,466
Series 2018	5.000%	4/1/36	1,270,000	1,313,817
Series 2018	5.000%	4/1/37	1,400,000	1,441,138
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,625,586
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,758,191
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,998,796
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,296,553
Series A	5.000%	12/1/33	6,475,000	6,797,899
Series A	5.000%	12/1/35	3,450,000	3,566,799
Series A	5.000%	12/1/40	1,500,000	1,504,787
Series A, Refunding	5.000%	12/1/29	2,500,000	2,641,894
Series B, Refunding	5.000%	12/1/36	3,100,000	3,174,948
Series C, Refunding	5.000%	12/1/24	2,500,000	2,542,008
Series C, Refunding	5.000%	12/1/25	1,000,000	1,028,989
Series D	5.000%	12/1/46	1,000,000	990,349
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,627,506
Series A	5.000%	1/1/40	7,075,000	7,240,975
Series A	5.000%	1/1/44	2,200,000	2,207,453
Series A, Refunding	5.000%	1/1/25	4,000,000	4,093,501

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	1/1/27	$2,250,000	$2,355,212
Series A, Refunding	5.625%	1/1/29	1,250,000	1,335,536
Series C, Refunding	5.000%	1/1/25	2,765,000	2,829,632
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,285,197	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,326,822	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,415,277	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,482,919	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,639,016	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,717,064	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,805,519	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,893,974	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,987,632	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	4,079,134	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,857,686	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,034,269	(c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,948,977
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,881,507
Series A, Refunding	5.000%	1/1/33	2,145,000	2,192,809	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,638,723
Series B, Refunding	5.000%	1/1/34	10,505,000	10,818,979
Series C	5.000%	1/1/30	6,010,000	6,150,332	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,659,670	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,527,799	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,130,701
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,896,130
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,652,455
Second Lien	5.000%	1/1/31	1,500,000	1,516,552
Second Lien	5.000%	1/1/32	1,000,000	1,011,406
Second Lien	5.000%	1/1/33	1,035,000	1,044,287
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,138,888

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	21

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	$1,785,000	$1,829,732
Second Lien Project	5.000%	11/1/31	2,000,000	2,048,985
Second Lien Project	5.000%	11/1/33	1,500,000	1,533,489
Second Lien Project	5.000%	11/1/34	1,000,000	1,020,684
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,169,933
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,700,768
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	2,000,000	2,175,699
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	599,286
Property Tax	5.000%	1/1/30	885,000	963,810
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	512,358
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	647,778
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,152,952
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,289,531
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	433,337
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	463,226
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	422,059
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,137,729
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	702,406
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,106,892
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,122,972

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
State Tax Supported, Refunding, AGM	5.250%	6/15/32	$9,500,000	$9,690,746
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/46	2,895,000	2,828,172
Series C, Refunding	5.000%	1/1/25	5,000,000	5,207,849
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	544,616
Series A, Refunding, AGM	5.000%	4/1/28	475,000	526,550
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,318,446
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,357,097
Series A	5.000%	3/1/32	3,925,000	4,434,662
Series A	5.000%	3/1/35	2,300,000	2,567,232
Series A	5.000%	3/1/36	1,000,000	1,104,910
Series A	5.000%	5/1/36	4,665,000	4,989,731
Series A	5.000%	5/1/39	4,800,000	5,061,187
Series A, Refunding	5.000%	10/1/27	12,805,000	13,901,376
Series A, Refunding	5.000%	10/1/30	1,275,000	1,397,217
Series B	5.000%	12/1/33	4,000,000	4,523,294
Series B, Refunding	5.000%	9/1/27	6,015,000	6,521,639
Series B, Refunding	5.000%	10/1/27	3,000,000	3,256,863
Series D	5.000%	11/1/27	9,695,000	10,529,422
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	836,566
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,837,501
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,447,544
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,124,356
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,575,359
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,091,055
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	653,776
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,879,057

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	23

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding, NATL	6.000%	7/1/29	$12,990,000	$14,847,258
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,922,387
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,277,029
Series C, Refunding	5.000%	3/15/26	1,800,000	1,830,645
Total Illinois				345,933,927
Indiana — 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,307,907	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,231,924
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,687,585
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,030,627
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,421,378
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	3,029,163	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,235,000	5,634,816	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	190,000	192,202	(c)
Total Indiana				33,535,602
Iowa — 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	11,895,424	(a)(b)
Kansas — 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	826,775	(e)
Kentucky — 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,596,700	(a)(b)(c)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	$6,000,000	$5,461,990	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,718,185	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,582,332
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,103,747
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,133,239	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,287,727	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	5.000%	1/1/24	1,350,000	1,370,889
Series B, Refunding	5.000%	1/1/27	650,000	703,752
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,597,916	(a)(b)(c)
Total Kentucky				43,556,477
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,672,567	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,965,011	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,577,190
Refunding, AGM	5.000%	12/1/29	2,000,000	2,106,668
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	5,250,000	5,128,050	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,750,000	3,543,390	(a)(b)
Total Louisiana				24,992,876

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	25

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Maryland — 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	$625,000	$649,452
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,489,895
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,642,284
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,059,227
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,906,171
Total Maryland				8,747,029
Massachusetts — 2.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,128,613
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,236,290
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,110,879
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,494,428
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,945,239
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,317,117
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,129,313
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,012,498
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,544,852	(a)(b)
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,253,546
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/40	6,500,000	7,441,711
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	12,500,000	14,165,790
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,592,732
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	519,168
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,173,821
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,967,044
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,380,936

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	$4,880,000	$5,379,576	(c)
Series E	5.000%	7/1/46	4,000,000	4,226,888	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,118,178
Total Massachusetts				70,138,619
Michigan — 2.6%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,031,067
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,366,543
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,221,637
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,771,486
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,059,584	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,003,618
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,052,225
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,575,859
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,341,798
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,559,651
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,805,618
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,751,842
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	726,297

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	27

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	$1,850,000	$1,784,578
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,329,877	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,714,744	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,041,172	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,258,308
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,731,664
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,092,956
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,051,881
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,485,007
Total Michigan				66,757,412
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,400,607	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,401,407
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,874,163
Total Mississippi				9,676,177
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,084,207
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,496,311	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,272,868	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,591,915	(c)

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	$750,000	$747,306	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,332,157
Total Missouri				12,524,764
Nebraska — 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,844,302
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,188,898	(a)(b)
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,954,417
Total Nebraska				12,987,617
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,400,773
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,464,368	(a)(b)(c)
New Jersey — 7.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,035,531
Refunding, AGM	5.000%	11/1/27	1,500,000	1,553,269
Refunding, AGM	5.000%	11/1/29	1,500,000	1,550,522
Refunding, AGM	5.000%	11/1/31	1,000,000	1,030,081
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,120,386
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,222,561
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,388,967
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,722,407
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,224,331	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	29

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series DDD	5.000%	6/15/32	$3,000,000	$3,328,811	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,718,529	(e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,109,604	(e)
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,860,064	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	5.570%	3/1/28	20,000,000	19,966,452	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,063,661
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,001,532
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,928,924
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,262,602
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,205,749
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,729,351
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,062,736	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,316,096	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,404,458	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,116,106
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,271,538
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,437,768
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,075,805
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,243,170
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	1,500,000	1,538,563
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,903,634
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,190,746
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,111,255
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,551,342
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,317,908
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,011,009
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,259,977

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series CC	5.250%	6/15/46	$6,500,000	$7,044,868
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,578,534
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,550,535
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,584,388
Series A, Refunding	5.000%	1/1/33	10,230,000	10,857,407
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	18,600,000	19,562,513
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,467,152
Series A, Refunding	5.000%	6/1/36	3,000,000	3,179,988
Total New Jersey				198,660,830
New York — 10.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	10,746,600
Long Island, NY, Power Authority:
Electric System Revenue, Series A, Refunding	5.000%	9/1/34	1,860,000	2,185,227
Electric System Revenue, Series A, Refunding	5.000%	9/1/38	1,400,000	1,557,528
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	5,500,000	5,188,851	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,896,638	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/32	5,820,000	6,304,871
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,711,821
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,088,878
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,312,635
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,020,446
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,248,529
Series A-2	5.000%	5/15/30	5,250,000	5,733,455	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,719,794
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	247,995	(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	31

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	$1,750,000	$1,825,166	(a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,674,747
Subseries D-1	5.000%	3/1/43	3,500,000	3,796,934
Subseries E-1	5.000%	3/1/37	7,000,000	7,617,508
Subseries F-1	4.000%	3/1/38	1,000,000	1,015,870
Subseries F-1	5.000%	3/1/39	1,500,000	1,675,519
Subseries F-1	4.000%	3/1/40	1,500,000	1,504,742
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	549,985
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,677,220
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	1,813,722
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,308,916
New York City, NY, TFA Future Tax Secured Revenue, Series C	4.000%	5/1/39	3,500,000	3,532,755
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,603,268
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,165,230
New York City, NY, TFA, Future Tax Secured Revenue, Series C1	4.000%	11/1/38	8,055,000	8,191,107
New York State Dormitory Authority Revenue:
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	20,000	22,750	(e)
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	7,780,000	8,821,048
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,317,822
State Supported, Series A	5.000%	3/15/40	6,000,000	6,379,846

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	$8,950,000	$9,557,464
Series A, Refunding	5.000%	3/15/40	7,500,000	8,142,521
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,144,765
Series D, Refunding	5.000%	2/15/41	9,435,000	10,314,272
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,641,044	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,758,604
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,214,992
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	263,014
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,736,617
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,802,939
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,954,025	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,723,078	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	21,276,632	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,014,794	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,089,970
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,796,513
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	7,750,000	7,652,748
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,127,237	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,120,284	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	33

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series 194, Refunding	5.000%	10/15/33	$10,000,000	$10,627,058
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,394,152	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,633,451
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	10,676,985
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,275,668
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,650,000	5,026,649
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,006,528
Total New York				275,429,427
North Carolina — 0.6%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,583,783
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,643,010
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,088,312
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,506,164
Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	1,100,000	1,223,246
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,293,406
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,188,009
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	540,225
Total North Carolina				15,066,155
Ohio — 1.1%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,495,620
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,387,084
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,704,130
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,990,865

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$7,100,000	$6,438,220
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,662,995	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,129,510	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,090,836
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	979,722
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,021,308
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	744,431
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	587,858
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,082,725
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,289,133
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	807,585	(c)
Total Ohio				28,412,022
Oregon — 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,682,118	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	690,000	744,505
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,166,214	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,112,405
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,461,118

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	35

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	$2,000,000	$1,435,910
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,906,339
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,567,650	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	530,733	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,073,010	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,374,401
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,287,270
Total Oregon				23,341,673
Pennsylvania — 4.4%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	398,243
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	363,173
Bucks County, PA, Water and Sewer Authority Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,762,725
Series A, AGM	5.250%	12/1/47	2,175,000	2,447,297
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,505,172
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	275,878	(f)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	296,699	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	687,091	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,093,753
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	744,349	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,524,902

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	$300,000	$312,314	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	583,578
Penn State Health	4.000%	11/1/35	2,000,000	2,037,401
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,077,858
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,181,028
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,389,457
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,836,926
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	4,098,444
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,162,350
Pennsylvania State Economic Development Financing Authority:
The Penndot Major Bridges Package One Project, AGM	5.500%	6/30/40	5,000,000	5,416,077	(c)
The Penndot Major Bridges Package One Project, AGM	5.500%	6/30/41	3,750,000	4,041,944	(c)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,066,322	(c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,126,498
Series B	5.000%	12/1/37	1,750,000	1,949,614
Series B	5.000%	12/1/38	2,000,000	2,218,836
Series B	5.000%	12/1/40	5,690,000	6,200,268
Series B	5.000%	12/1/45	5,060,000	5,405,486
Series B, Refunding	5.000%	12/1/46	2,000,000	2,151,146
Series B, Refunding	5.000%	12/1/47	5,000,000	5,415,315
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,386,105
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,785,723	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,112,823	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,050,177

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	37

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	$2,100,000	$2,315,392
Series B	5.000%	2/1/36	1,500,000	1,644,282
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,399,070
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,533,204
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,472,140
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,409,338
Total Pennsylvania				115,878,398
Puerto Rico — 2.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	7,695,434	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,137,970	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,267,000	791,875
Restructured, Series A	5.000%	7/1/62	1,300,000	1,235,000
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	51,221	48,227
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	112,522
Restructured, Series A-1	5.250%	7/1/23	85,961	86,090
Restructured, Series A-1	5.375%	7/1/25	171,446	174,196
Restructured, Series A-1	5.625%	7/1/27	169,893	175,727
Restructured, Series A-1	5.625%	7/1/29	167,137	174,759
Restructured, Series A-1	5.750%	7/1/31	162,338	172,493
Restructured, Series A-1	4.000%	7/1/33	153,940	138,722
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,516,732
Restructured, Series A-1	4.000%	7/1/37	10,768,000	9,139,030
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,189,028
Restructured, Series A-1	4.000%	7/1/46	167,923	131,393
Subseries CW	0.000%	11/1/43	726,987	317,148	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,966,250	*(g)
Series A	5.000%	7/1/42	3,370,000	2,417,975	*(g)

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series A	5.050%	7/1/42	$950,000	$681,625	*(g)
Series DDD, Refunding	—	7/1/21	3,460,000	2,422,000	*(h)
Series TT	5.000%	7/1/37	4,775,000	3,426,062	*(g)
Series WW	5.500%	7/1/38	840,000	600,600	*(g)
Series XX	5.250%	7/1/40	7,730,000	5,565,600	*(g)
Series ZZ, Refunding	—	7/1/18	850,000	597,125	*(h)
Series ZZ, Refunding	—	7/1/18	250,000	175,000	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	264,550	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,028,094
Restructured, Series A-1	4.550%	7/1/40	680,000	637,616
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,392,389
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,723,326
Restructured, Series A-2	4.329%	7/1/40	4,380,000	3,996,963
Restructured, Series A-2	4.329%	7/1/40	2,170,000	1,980,230
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,663,531
Total Puerto Rico				75,775,282
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,584,809
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,066,977
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,620,668
Total Rhode Island				6,272,454
South Carolina — 0.8%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,850,000	3,850,000	(c)(f)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,671,347
Refunding	5.000%	12/1/30	2,250,000	2,359,547
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,265,551

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	39

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	$2,850,000	$3,025,413	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,112,014	(c)
Total South Carolina				20,283,872
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,351,030
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,403,177
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,595,239
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,552,074	(c)
Series B	5.000%	7/1/26	1,750,000	1,840,955	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	8,993,256	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,002,721
Series C	5.000%	2/1/24	25,000,000	25,134,893
Total Tennessee				57,873,345
Texas — 8.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	698,727
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	971,686
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	739,955
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,859,913
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,784,491	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,309,476	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,190,287	(c)
Series B	5.000%	11/15/30	5,640,000	6,222,335	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,674,679

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
GO	5.000%	2/15/30	$2,000,000	$2,231,046
GO	5.000%	2/15/31	2,250,000	2,504,555
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,958,469
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,169,139
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,164,123
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,973,242	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,518,171	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,545,403
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,394,654
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,979,773	(c)
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,122,691	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	661,066
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,322,169
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,417,881
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,532,428	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,518,016	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,106,089	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,677,114	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,946,439	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,523,068	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,504,491	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	41

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	$2,630,000	$2,839,645	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,425,138	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,858,784
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,008,434
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,128,179
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,130,404
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,315,547	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,397,441
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,644,611
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	531,475
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,379,618
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	17,940,647
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,051,197
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,769,659	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,667,481	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,733,815	(c)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,523,418
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,861,055
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,106,009
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,798,827
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,159,741
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,106,606
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	13,560,000	14,271,482
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,653,808

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	$7,000,000	$7,312,000
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	1,500,000	1,501,392
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,085,883
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	2,325,000	2,427,878
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,022,207
Total Texas				223,873,957
Utah — 0.5%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,171,614	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,324,125
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,887,111
Series 2019	4.000%	10/15/33	600,000	555,709
Series 2019	4.000%	10/15/39	925,000	782,220
Series 2021	4.000%	10/15/32	500,000	468,714
Series 2021	4.000%	10/15/35	400,000	358,562
Series 2021	4.000%	10/15/36	200,000	175,766
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,725,204
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,065,228
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,612,191
Total Utah				14,126,444
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,071,178
Virginia — 0.3%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,271,832

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	43

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	$1,500,000	$1,379,707
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,084,823
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	2,125,000	2,194,468	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	2,065,382	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,087,709
Total Virginia				9,083,921
Washington — 3.2%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1	4.000%	11/1/46	20,000,000	19,913,420
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,267,696
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,955,084
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,535,393
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,483,356	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,347,002	(c)
Series A	5.000%	5/1/36	4,000,000	4,193,450	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,529,857	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,460,594	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,534,821
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	666,088
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	740,031
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,080,600
Total Washington				84,707,392

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	$2,510,000	$2,598,793
Series A, Refunding	5.000%	11/1/32	2,000,000	2,070,437
Series A, Refunding	5.000%	11/1/33	2,000,000	2,069,810
Series A, Refunding	5.000%	11/1/34	2,000,000	2,071,065
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,447,827	(d)
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	1,700,000	1,664,022
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,386,461
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	7,430,506
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,063,562
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,593,242
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,646,856
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,103,609
Total Wisconsin				29,146,190
Total Municipal Bonds (Cost — $2,457,625,828)				2,435,274,857
Municipal Bonds Deposited in Tender Option Bond Trusts (i) — 2.0%
New York — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,821,974
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	24,710,904
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $50,809,366)				51,532,878
Total Investments before Short-Term Investments (Cost — $2,508,435,194)				2,486,807,735

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	45

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 4.7%
Municipal Bonds — 4.7%
Alabama — 0.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	3.700%	7/15/32	$5,000,000	$5,000,000	(j)(k)
West Jefferson, AL, Industrial Development Board, Solid Waste Disposal Revenue, Alabama Power Co. Miller Plant Project	4.050%	12/1/38	15,370,000	15,370,000	(c)(j)(k)
Total Alabama				20,370,000
Arizona — 0.0%††
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	3.600%	11/15/52	975,000	975,000	(j)(k)
Connecticut — 0.0%††
Connecticut State Housing Finance Authority:
Housing Mortgage Finance, Series C, SPA - TD Bank N.A.	3.930%	11/15/48	100,000	100,000	(j)(k)
Series C-3, SPA - TD Bank N.A.	3.930%	11/15/50	450,000	450,000	(j)(k)
Total Connecticut				550,000
Delaware — 0.1%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	3.650%	11/1/35	1,260,000	1,260,000	(j)(k)
Series C, Refunding, SPA - TD Bank N.A.	3.650%	11/1/37	200,000	200,000	(j)(k)
Total Delaware				1,460,000
Florida — 0.0%††
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	3.650%	11/1/38	400,000	400,000	(j)(k)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	3.750%	5/1/24	160,000	160,000	(c)(j)(k)
Total Florida				560,000
Georgia — 0.2%
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen Project, Second Series 2022	4.100%	11/1/62	5,850,000	5,850,000	(c)(j)(k)
Idaho — 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	3.800%	3/1/48	900,000	900,000	(j)(k)

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	3.700%	11/1/39	$1,660,000	$1,660,000	(j)(k)
Maryland — 0.2%
Maryland State Communities Development Administration Revenue, Fort Washington Manor Senior Housing, Series A, LOC - Citibank N.A.	3.880%	11/15/38	1,430,000	1,430,000	(c)(j)(k)
Maryland State Community Development Administration, Series J, SPA - Wells Fargo Bank N.A.	3.980%	9/1/40	3,440,000	3,440,000	(c)(j)(k)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	3.650%	7/1/41	500,000	500,000	(j)(k)
Total Maryland				5,370,000
Minnesota — 0.1%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.700%	11/15/48	3,000,000	3,000,000	(j)(k)
Mississippi — 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	3.700%	11/1/35	1,765,000	1,765,000	(j)(k)
Chevron USA Inc. Project, Series B	3.700%	12/1/30	100,000	100,000	(j)(k)
Chevron USA Inc. Project, Series B	3.700%	12/1/30	1,640,000	1,640,000	(j)(k)
Chevron USA Inc. Project, Series B	3.700%	11/1/35	1,750,000	1,750,000	(j)(k)
Chevron USA Inc. Project, Series D	3.700%	11/1/35	290,000	290,000	(j)(k)
Chevron USA Inc. Project, Series F	3.700%	12/1/30	900,000	900,000	(j)(k)
Chevron USA Inc. Project, Series G	3.700%	11/1/35	1,500,000	1,500,000	(j)(k)
Chevron USA Inc. Project, Series K	3.700%	11/1/35	2,000,000	2,000,000	(j)(k)
Total Mississippi				9,945,000
Missouri — 0.3%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	3.850%	5/15/38	5,420,000	5,420,000	(j)(k)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.900%	5/15/38	1,200,000	1,200,000	(j)(k)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	47

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.700%	10/1/35	$570,000	$570,000	(j)(k)
St. Louis University, Series B, LOC - U.S. Bank N.A.	3.800%	10/1/24	100,000	100,000	(j)(k)
Total Missouri				7,290,000
Nevada — 0.0%††
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	4.000%	4/15/33	600,000	600,000	(c)(j)(k)
New York — 0.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	3.900%	11/1/38	600,000	600,000	(j)(k)
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	3.600%	8/1/40	100,000	100,000	(j)(k)
New York City, NY, HDC:
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	4.050%	9/1/42	350,000	350,000	(c)(j)(k)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	4.060%	6/1/40	100,000	100,000	(c)(j)(k)
Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LOC - FNMA	4.000%	11/15/29	400,000	400,000	(c)(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2011, Series DD-2, SPA - JPMorgan Chase & Co.	3.650%	6/15/43	300,000	300,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.600%	6/15/49	300,000	300,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.600%	6/15/48	220,000	220,000	(j)(k)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	3.980%	6/15/48	400,000	400,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A-3, SPA - Mizuho Bank Ltd.	3.710%	8/1/43	400,000	400,000	(j)(k)

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	3.600%	11/1/29	$775,000	$775,000	(j)(k)
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	3.770%	7/1/33	400,000	400,000	(j)(k)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	3.900%	11/1/34	1,100,000	1,100,000	(j)(k)
New York State HFA Revenue, 10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	4.000%	5/1/35	165,000	165,000	(j)(k)
Total New York				5,610,000
North Carolina — 0.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue System, Atrium Health, Series G, SPA - JPMorgan Chase & Co.	3.650%	1/15/48	3,100,000	3,100,000	(j)(k)
Oregon — 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.800%	8/1/34	3,025,000	3,025,000	(j)(k)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.650%	8/1/34	100,000	100,000	(j)(k)
Total Oregon				3,125,000
Pennsylvania — 0.5%
Haverford, PA, Township School District, GO, State Aid Withholding, Refunding, LOC - TD Bank N.A.	3.950%	3/1/30	1,600,000	1,600,000	(j)(k)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.750%	7/1/34	100,000	100,000	(j)(k)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	4.010%	12/1/39	1,000,000	1,000,000	(j)(k)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.950%	12/1/39	6,695,000	6,695,000	(j)(k)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.950%	12/1/34	3,660,000	3,660,000	(j)(k)
Total Pennsylvania				13,055,000

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	49

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — 1.5%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	3.750%	6/1/30	$700,000	$700,000	(c)(j)(k)
Gulf Coast, TX, Waste Disposal Authority:
ExxonMobil Project	3.750%	6/1/30	10,800,000	10,800,000	(c)(j)(k)
ExxonMobil Project, Series B	3.750%	6/1/25	7,300,000	7,300,000	(c)(j)(k)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	3.600%	10/1/41	1,800,000	1,800,000	(j)(k)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	3.680%	4/1/32	2,600,000	2,600,000	(c)(j)(k)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	3.700%	11/1/29	970,000	970,000	(j)(k)
ExxonMobil Corp., Series B, Refunding	3.750%	11/1/29	6,625,000	6,625,000	(c)(j)(k)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	3.750%	3/1/33	500,000	500,000	(c)(j)(k)
ExxonMobil Corp., Subseries B-2, Refunding	3.750%	12/1/39	6,950,000	6,950,000	(c)(j)(k)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	3.650%	11/15/50	515,000	515,000	(j)(k)
Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	3.650%	10/1/41	100,000	100,000	(j)(k)
Total Texas				38,860,000
Utah — 0.1%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series A, SPA - JPMorgan Chase & Co.	3.650%	5/15/37	300,000	300,000	(j)(k)
IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	3.650%	5/15/37	1,300,000	1,300,000	(j)(k)
Total Utah				1,600,000
Total Short-Term Investments (Cost — $123,880,000)				123,880,000
Total Investments — 100.0% (Cost — $2,632,315,194)				2,610,687,735
TOB Floating Rate Notes — (1.1)%				(28,745,000)
Other Assets in Excess of Other Liabilities — 1.1%				27,864,849
Total Net Assets — 100.0%				$2,609,807,584

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Western Asset Intermediate-Term Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of March 31, 2023.

(h)	The maturity principal is currently in default as of March 31, 2023.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	51

Schedule of investments (cont’d)

March 31, 2023

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Statement of assets and liabilities

March 31, 2023

Assets:
Investments, at value (Cost — $2,632,315,194)	$2,610,687,735
Cash	81,636
Interest receivable	32,783,318
Receivable for Fund shares sold	3,618,947
Other assets	458
Prepaid expenses	54,000
Total Assets	2,647,226,094

Liabilities:
TOB Floating Rate Notes (Note 1)	28,745,000
Payable for Fund shares repurchased	6,384,390
Investment management fee payable	738,127
Interest expense payable	714,743
Distributions payable	244,142
Service and/or distribution fees payable	146,874
Trustees’ fees payable	12,666
Accrued expenses	432,568
Total Liabilities	37,418,510
Total Net Assets	$2,609,807,584

Net Assets:
Par value (Note 7)	$4,321
Paid-in capital in excess of par value	2,765,945,427
Total distributable earnings (loss)	(156,142,164)
Total Net Assets	$2,609,807,584

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	53

Statement of assets and liabilities (cont’d)

March 31, 2023

Net Assets:
Class A	$782,599,664
Class C	$75,352,809
Class I	$1,150,617,024
Class IS	$601,238,087

Shares Outstanding:
Class A	129,595,374
Class C	12,450,714
Class I	190,603,790
Class IS	99,486,603

Net Asset Value:
Class A (and redemption price)	$6.04
Class C (and redemption price)	$6.05
Class I (and redemption price)	$6.04
Class IS (and redemption price)	$6.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.18

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Statement of operations

For the Year Ended March 31, 2023

Investment Income:
Interest	$82,805,711

Expenses:
Investment management fee (Note 2)	9,318,834
Service and/or distribution fees (Notes 2 and 5)	1,778,371
Transfer agent fees (Note 5)	1,668,324
Interest expense (Note 1)	525,622
Registration fees	282,616
Fund accounting fees	94,899
Legal fees	78,289
Trustees’ fees	59,276
Audit and tax fees	57,950
Shareholder reports	26,877
Commitment fees (Note 8)	22,636
Insurance	17,142
Custody fees	10,349
Miscellaneous expenses	14,007
Total Expenses	13,955,192
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(440,343)
Net Expenses	13,514,849
Net Investment Income	69,290,862

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(43,624,067)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(31,298,380)
Net Loss on Investments	(74,922,447)
Decrease in Net Assets From Operations	$(5,631,585)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	55

Statements of changes in net assets

For the Years Ended March 31,	2023	2022

Operations:
Net investment income	$69,290,862	$58,740,686
Net realized loss	(43,624,067)	(2,318,394)
Change in net unrealized appreciation (depreciation)	(31,298,380)	(152,470,702)
Decrease in Net Assets From Operations	(5,631,585)	(96,048,410)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(69,207,129)	(58,317,914)
Decrease in Net Assets From Distributions to Shareholders	(69,207,129)	(58,317,914)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,157,999,186	1,039,078,992
Reinvestment of distributions	66,247,558	54,981,705
Cost of shares repurchased	(1,401,613,372)	(746,637,214)
Increase (Decrease) in Net Assets From Fund Share Transactions	(177,366,628)	347,423,483
Increase (Decrease) in Net Assets	(252,205,342)	193,057,159

Net Assets:
Beginning of year	2,862,012,926	2,668,955,767
End of year	$2,609,807,584	$2,862,012,926

See Notes to Financial Statements.

56	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$6.19	$6.52	$6.21	$6.35	$6.31

Income (loss) from operations:
Net investment income	0.15	0.13	0.16	0.18	0.20
Net realized and unrealized gain (loss)	(0.15)	(0.33)	0.31	(0.14)	0.04
Total income (loss) from operations	0.00 [2]	(0.20)	0.47	0.04	0.24

Less distributions from:
Net investment income	(0.15)	(0.13)	(0.16)	(0.18)	(0.20)
Total distributions	(0.15)	(0.13)	(0.16)	(0.18)	(0.20)

Net asset value, end of year	$6.04	$6.19	$6.52	$6.21	$6.35
Total return[3]	0.04%	(3.20)%	7.57%	0.54%	3.88%

Net assets, end of year (millions)	$783	$706	$700	$632	$515

Ratios to average net assets:
Gross expenses	0.61%	0.59%	0.59%	0.65%	0.76%
Net expenses[4]	0.61	0.59	0.59 [5]	0.65 [5]	0.76 [5]
Net investment income	2.52	1.95	2.45	2.78	3.18

Portfolio turnover rate	25%	15%	16%	32%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$6.20	$6.53	$6.22	$6.36	$6.32

Income (loss) from operations:
Net investment income	0.11	0.09	0.12	0.14	0.16
Net realized and unrealized gain (loss)	(0.15)	(0.33)	0.31	(0.14)	0.04
Total income (loss) from operations	(0.04)	(0.24)	0.43	0.00 [2]	0.20

Less distributions from:
Net investment income	(0.11)	(0.09)	(0.12)	(0.14)	(0.16)
Total distributions	(0.11)	(0.09)	(0.12)	(0.14)	(0.16)

Net asset value, end of year	$6.05	$6.20	$6.53	$6.22	$6.36
Total return[3]	(0.56)%	(3.76)%	6.93%	(0.04)%	3.27%

Net assets, end of year (000s)	$75,353	$113,642	$166,814	$228,450	$432,511

Ratios to average net assets:
Gross expenses	1.21%	1.18%	1.18%	1.25%	1.34%
Net expenses[4]	1.21	1.18	1.18 [5]	1.25 [5]	1.34
Net investment income	1.87	1.37	1.87	2.23	2.60

Portfolio turnover rate	25%	15%	16%	32%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$6.19	$6.52	$6.21	$6.35	$6.31

Income (loss) from operations:
Net investment income	0.16	0.14	0.17	0.19	0.21
Net realized and unrealized gain (loss)	(0.15)	(0.33)	0.31	(0.14)	0.04
Total income (loss) from operations	0.01	(0.19)	0.48	0.05	0.25

Less distributions from:
Net investment income	(0.16)	(0.14)	(0.17)	(0.19)	(0.21)
Total distributions	(0.16)	(0.14)	(0.17)	(0.19)	(0.21)

Net asset value, end of year	$6.04	$6.19	$6.52	$6.21	$6.35
Total return[2]	0.20%	(3.05)%	7.76%	0.70%	4.04%

Net assets, end of year (millions)	$1,151	$1,335	$1,416	$1,251	$1,222

Ratios to average net assets:
Gross expenses	0.49%	0.46%	0.45%	0.52%	0.61%
Net expenses[3,4]	0.45	0.43	0.43	0.49	0.60
Net investment income	2.65	2.11	2.61	2.95	3.33

Portfolio turnover rate	25%	15%	16%	32%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	59

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class IS Shares[1]	2023	2022	2021	2020	2019[2]

Net asset value, beginning of year	$6.20	$6.52	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.16	0.14	0.17	0.19	0.11
Net realized and unrealized gain (loss)	(0.16)	(0.32)	0.31	(0.15)	0.11
Total income (loss) from operations	0.00 [3]	(0.18)	0.48	0.04	0.22

Less distributions from:
Net investment income	(0.16)	(0.14)	(0.17)	(0.19)	(0.12)
Total distributions	(0.16)	(0.14)	(0.17)	(0.19)	(0.12)

Net asset value, end of year	$6.04	$6.20	$6.52	$6.21	$6.36
Total return[4]	0.09%	(2.83)%	7.81%	0.61%	3.48%

Net assets, end of year (millions)	$601	$707	$386	$245	$200

Ratios to average net assets:
Gross expenses	0.40%	0.37%	0.37%	0.43%	0.53%[5]
Net expenses[6]	0.40	0.37	0.37 [7]	0.43 [7]	0.53 [5]
Net investment income	2.70	2.16	2.66	3.00	3.42 [5]

Portfolio turnover rate	25%	15%	16%	32%	22%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period September 18, 2018 (inception date) to March 31, 2019.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended March 31, 2019.

See Notes to Financial Statements.

60	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	61

Notes to financial statements (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

62	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,435,274,857	—	$2,435,274,857
Municipal Bonds Deposited in Tender Option Bond Trusts	—	51,532,878	—	51,532,878
Total Long-Term Investments	—	2,486,807,735	—	2,486,807,735
Short-Term Investments†	—	123,880,000	—	123,880,000
Total Investments	—	$2,610,687,735	—	$2,610,687,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	63

Notes to financial statements (cont’d)

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

64	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the year ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $440,343.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	65

Notes to financial statements (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2024	$329,159
Expires March 31, 2025	440,323
Total fee waivers/expense reimbursements subject to recapture	$769,482

For the year ended March 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$24,815
CDSCs	18,268

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market

66	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

price. For the year ended March 31, 2023, such purchase and sale transactions (excluding accrued interest) were $823,775,000 and $512,775,000, respectively.

3. Investments

During the year ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$806,421,755	—
Sales	576,391,204	$6,044,746

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,602,659,128	$35,554,252	$(56,270,645)	$(20,716,393)

4. Derivative instruments and hedging activities

During the year ended March 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,102,965	$496,589
Class C	675,406	57,776
Class I	—	1,102,293
Class IS	—	11,666
Total	$1,778,371	$1,668,324

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	67

Notes to financial statements (cont’d)

For the year ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$440,343
Class IS	—
Total	$440,343

6. Distributions to shareholders by class

	Year Ended March 31, 2023	Year Ended March 31, 2022
Net Investment Income:
Class A	$18,515,508	$14,139,436
Class C	1,680,474	2,010,425
Class I	31,772,650	30,726,040
Class IS	17,238,497	11,442,013
Total	$69,207,129	$58,317,914

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	55,500,942	$331,046,102	24,883,240	$162,308,326
Shares issued on reinvestment	3,001,392	17,926,297	2,074,948	13,532,416
Shares repurchased	(42,976,201)	(256,591,286)	(20,265,370)	(131,948,229)
Net increase	15,526,133	$92,381,113	6,692,818	$43,892,513

Class C
Shares sold	1,523,664	$9,124,497	5,080,913	$33,544,596
Shares issued on reinvestment	279,933	1,675,827	302,747	1,981,459
Shares repurchased	(7,669,377)	(46,025,351)	(12,616,900)	(82,620,219)
Net decrease	(5,865,780)	$(35,225,027)	(7,233,240)	$(47,094,164)

68	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

	Year Ended March 31, 2023		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount

Class I
Shares sold	79,945,062	$478,505,512	63,514,624	$415,194,987
Shares issued on reinvestment	4,926,769	29,414,511	4,318,739	28,171,112
Shares repurchased	(109,974,145)	(655,907,341)	(69,413,585)	(452,617,359)
Net decrease	(25,102,314)	$(147,987,318)	(1,580,222)	$(9,251,260)

Class IS
Shares sold	56,660,180	$339,323,075	65,512,879	$428,031,083
Shares issued on reinvestment	2,882,698	17,230,923	1,737,163	11,296,718
Shares repurchased	(74,206,722)	(443,089,394)	(12,247,325)	(79,451,407)
Net increase (decrease)	(14,663,844)	$(86,535,396)	55,002,717	$359,876,394

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2023.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2023	2022
Distributions paid from:
Tax-exempt income	$68,913,302	$58,215,162
Ordinary income	293,827	102,752
Total distributions paid	$69,207,129	$58,317,914

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	69

Notes to financial statements (cont’d)

As of March 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,932,078
Deferred capital losses*	(138,290,415)
Other book/tax temporary differences(a)	(67,434)
Unrealized appreciation (depreciation)(b)	(20,716,393)
Total distributable earnings (loss) — net	$(156,142,164)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended

70	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Intermediate-Term Municipals Fund 2023 Annual Report	71

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset
Intermediate-Term Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statement of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

May 17, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

72	Western Asset Intermediate-Term Municipals Fund 2023 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Intermediate-Term Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Western Asset Intermediate-Term Municipals Fund	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); Republic Services, Inc. (since 2009); and formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

74	Western Asset Intermediate-Term Municipals Fund

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company5 (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Western Asset Intermediate-Term Municipals Fund	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 126 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	126
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

76	Western Asset Intermediate-Term Municipals Fund

Additional Officers (cont’d)

Susan Kerr
Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Intermediate-Term Municipals Fund	77

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

78	Western Asset Intermediate-Term Municipals Fund

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Intermediate-Term Municipals Fund	79

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2023:

	Pursuant to:		Amount Reported
Exempt-Interest Dividends Distributed	§	852(b)(5)(A)	$68,913,302
Section 163(j) Interest Earned	§	163(j)	$1,460,071

80	Western Asset Intermediate-Term Municipals Fund

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2305 05/23 SR23-4638

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2022 and March 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,514 in March 31, 2022 and $147,514 in March 31, 2023.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2022 and $0 in March 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in March 31, 2022 and $39,000 in March 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in March 31, 2022 and $0 in March 31, 2023.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $343,489 in March 31, 2022 and $350,359 in March 31, 2023.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 24, 2023